Related Party Transactions (Details) - Schedule of sales to related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales to related parties
Total	$ 228,814	$ 83,972	$ 1,940,811
Zhongrong Honghe Eco Construction Materials Co., Ltd [Member]
Sales to related parties
Total			56,767
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. [Member]
Sales to related parties
Total			233,559
Hunyuan Baiyang Food Co., Ltd. [Member]
Sales to related parties
Total		83,972
Reto International Trading Co. Ltd. [Member]
Sales to related parties
Total			$ 1,139,440
Shexian Ruibo [Member]
Sales to related parties
Total	$ 228,814